Northwestern Mutual Series Fund, Inc.

Supplement Dated December 29, 2021 to the
Statutory Prospectus Dated May 1, 2021
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, as supplemented June 25, 2021, August 30, 2021, October 25, 2021, October 29, 2021 and November 12, 2021 (the “Prospectus”). You should read this Supplement together with the Prospectus.
Balanced Portfolio and Asset Allocation Portfolio – Portfolio Managers Update
Effective January 1, 2022, Brent G. Schutte and Garrett D. Aird will join James Fleming and Rodney Schmucker and serve as co-portfolio managers of the Balanced and Asset Allocation Portfolios (the “Portfolios”). Accordingly, the “Portfolio Managers” information set forth in the Summary Sections for each of the Portfolios in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby replaced with the following:
“Portfolio Managers: James Fleming, CFA, Vice President and Team Leader of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Rodney Schmucker, CFA,Vice President of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in December 2021 and has managed the Portfolio since January 2022.

Garrett D. Aird, CFA, Vice President of MSA, joined MSA in December 2021 and has managed the Portfolio since January 2022.”
Also effective January 1, 2022, the following text replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Balanced Portfolio/Asset Allocation Portfolio”:
“The Balanced Portfolio and Asset Allocation Portfolio are each managed by the following co-managers, who are responsible for making the allocation decisions across asset categories and among the Underlying Portfolios:
James Fleming, CFA, a Vice President of Mason Street Advisors, co-manages the Portfolios and serves as Team Leader. Mr. Fleming joined Mason Street Advisors in 2008. He also oversees Mason Street Advisors’ derivatives risk management and commercial paper credit analysis activities. Prior to joining Mason Street Advisors, he was a Vice President and Director of Research for Cleary Gull, a Milwaukee-based Investment Consultant.
Rodney Schmucker, CFA, a Vice President of Mason Street Advisors, co-manages the Portfolios. He joined Mason Street Advisors in 2008. He is also responsible for oversight, evaluation and operational implementation of sub-advisers for the Northwestern Mutual Series Fund, and the research, monitoring and reporting on ETFs and mutual funds. Prior to joining Mason Street Advisors, he was a Business Development Manager for Thomson Transaction Services, a subsidiary of Thomson Reuters based in Brookfield, WI.
Brent G. Schutte, CFA, Chief Investment Officer of Mason Street Advisors, co-manages the Portfolios. Mr. Schutte joined Mason Street Advisors in December 2021. Mr. Schutte is also Chief Investment Officer of Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of Mason Street Advisors, joining NMWMC in 2015.

Garrett D. Aird, CFA, a Vice President of Mason Street Advisors, co-manages the Portfolios. Mr. Aird joined Mason Street Advisors in December 2021. Mr. Aird is also Vice President – Investment Management & Research of NMWMC. Mr. Aird joined NMWMC in 2007 and serves as Chair of the NMWMC Investment Committee.”
Amendments to Investment Sub-Advisory Agreements with Certain Sub-Advisers
Effective December 2, 2021, the Board of Directors of the Fund approved an amendment to the investment sub- advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and BlackRock Advisors, LLC (“BlackRock”) with respect to the Government Money Market Portfolio. In approving the Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendment modified the fee schedule applicable to the Government Money Market Portfolio managed by BlackRock, with such fee modification to be effective December 3, 2021. The updated fee schedule is set forth in a supplement to the Fund’s Statement of Additional Information dated December 29, 2021.
Effective December 2, 2021, the Board of Directors of the Fund approved an amended and restated investment sub-advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Short-Term Bond, Small Cap Value, Equity Income and Growth Stock Portfolios (“Amended Agreement”). In approving the Amended Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amended Agreement consolidated two existing investment sub-advisory agreements between Mason Street Advisors and T. Rowe Price (comprised of an investment sub-advisory agreement related to the Short-Term Bond, Small Cap Value and Equity Income Portfolios, and a second investment sub-advisory agreement related to the Growth Stock Portfolio) and also modified the fee schedule applicable to the Short-Term Bond Portfolio managed by T. Rowe Price, with such fee modification to be effective January 1, 2022. The updated fee schedule is set forth in a supplement to the Fund’s Statement of Additional Information dated December 29, 2021.
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio
Supplement Dated December 29, 2021

to the
Summary Prospectus for the Balanced Portfolio Dated May 1, 2021
The following information supplements the Summary Prospectus for the Balanced Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2021 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Portfolio Managers Update
Effective January 1, 2022, Brent G. Schutte and Garrett D. Aird will join James Fleming and Rodney Schmucker and serve as co-portfolio managers of the Balanced Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby replaced with the following:
“Portfolio Managers: James Fleming, CFA, Vice President and Team Leader of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Rodney Schmucker, CFA,Vice President of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in December 2021 and has managed the Portfolio since January 2022.

Garrett D. Aird, CFA, Vice President of MSA, joined MSA in December 2021 and has managed the Portfolio since January 2022.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio
Supplement Dated December 29, 2021

to the
Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2021
The following information supplements the Summary Prospectus for the Asset Allocation Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2021 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Portfolio Managers Update
Effective January 1, 2022, Brent G. Schutte and Garrett D. Aird will join James Fleming and Rodney Schmucker and serve as co-portfolio managers of the Asset Allocation Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby replaced with the following:
“Portfolio Managers: James Fleming, CFA, Vice President and Team Leader of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Rodney Schmucker, CFA,Vice President of MSA, joined MSA in 2008 and has managed the Portfolio since July 2020.

Brent G. Schutte, CFA, Chief Investment Officer of MSA, joined MSA in December 2021 and has managed the Portfolio since January 2022.

Garrett D. Aird, CFA, Vice President of MSA, joined MSA in December 2021 and has managed the Portfolio since January 2022.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated December 29, 2021 to the
Statement of Additional Information Dated May 1, 2021
This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, as supplemented June 25, 2021, August 30, 2021, October 29, 2021 and November 12, 2021. You should read this Supplement together with the SAI.
INVESTMENT POLICIES – Operating Policies – Investment Companies
Effective January 19, 2022, the Operating Policy of the Fund related to “Investment Companies” is updated to reflect the adoption by the Securities and Exchange Commission (“SEC”) of Rule 12d1-4 under the Investment Company Act of 1940 (the “Act”) and related amendments under the 1940 Act, and associated actions taken by the SEC, affecting the purchase of securities in investment companies. Accordingly, Section 2 (titled “Investment Companies”) of the Operating Policies under INVESTMENT POLICIES set forth on page B-7, is deleted and replaced with the following:
“2. Investment Companies. A Portfolio may not purchase the securities of any other investment company, except in compliance with the 1940 Act and applicable regulations promulgated thereunder. Further, the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Select Bond Portfolio, Short-Term Bond Portfolio, High Yield Bond Portfolio, Government Money Market Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, and Multi- Sector Bond Portfolio may not, as a non-fundamental policy, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.”
In addition, to conform with the foregoing modification, that sub-section entitled “Investment Company Securities and Exchange Traded Funds” under “MORE ABOUT THE PORTFOLIOS’ OBJECTIVES AND STRATEGIES” set forth on page B-34, is amended to replace the first paragraph thereof with the following:
“The Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and rules and regulations thereunder. Investment companies may include index based investments such as exchange traded funds (“ETFs”), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index based investments is the same as investing in a portfolio of equity securities comprising the index, although lack of liquidity in an ETF could result in it being more volatile. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Portfolio bears directly in connection with its own operation. The market prices of index based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.”
MANAGEMENT OF THE FUND – Board Leadership Structure
As a result of the election of certain officers of the Fund (effective December 2, 2021), and the retirement of Miriam M. Allison as a director of the Fund (effective December 31, 2021) the section entitled “Board Leadership Structure” under MANAGEMENT OF THE FUND, set forth at page B-53, is deleted and replaced with the following:
“Board Leadership Structure
In addition to the Board’s general duties, the 1940 Act (which governs the operations of mutual funds such as the Fund), requires that the Board perform a “watchdog” function and imposes substantial responsibilities on the Board to ensure that the interests of shareholders are adequately protected. The Board has chosen a leadership structure which it believes provides an appropriate means for it to fulfill its management oversight and fiduciary functions and responsibilities, given the characteristics and circumstances of the Fund.
The Board has appointed a Chairman who presides at all meetings of the Board. The Chairman is an “interested person” as defined in Section 2 (a)(19) of the 1940 Act. That is, the Chairman is also an executive officer of Northwestern Mutual, the parent of the investment adviser to the Fund. The Board has determined that an “interested person” as Chairman, with his detailed knowledge of the investment management business in general and of insurance products and the operations of Northwestern Mutual and Mason Street Advisors, the Fund’s investment adviser, in particular, is well suited to assist the Board in fulfilling its responsibilities. The Board also believes, and has experienced, that having an “interested person” as Chairman does not diminish a board culture conducive to decisions favoring the long-term interests of Fund shareholders, particularly in light of the other characteristics of the Board related to its composition and scope of its authority discussed below.
Six of the seven directors are not “interested persons” as defined in the 1940 Act (“Independent Directors”). Constituting over 85% of the Board, the Independent Directors control the actions of the Board (including the appointment and replacement of the Chairman). In addition to a Chairman, the Board has also appointed a lead Independent Director to provide for leadership of the Independent Directors, and to assure that they fulfill their independent watchdog functions. The lead Independent Director presides at private sessions of the Board at which only Independent Directors are present, serves as a liaison for legal counsel to the Independent Directors, serves as a liaison with whom other Independent Directors may raise issues and suggest topics of potential Board-wide interest, or for future private sessions of the Independent Directors, and serves as a single point of communication between the Board and management or the chairperson between meetings.”
MANAGEMENT OF THE FUND – Director Retirement
As a result of the retirement of Miriam M. Allison as a director of the Fund, the sections entitled “Board Committees”; “Board Role in Risk Oversight”; and “Board Member Qualifications” set forth on pages B-54 – B-56 are amended to delete all references to Ms. Allison effective December 31, 2021. Further, the Compensation Table on page B-57 as well as the Directors and Officer’s Holdings Table on page B-58 are amended to delete all references to Ms. Allison as of such date.

Appendix D – Portfolio Managers Update – Balanced and Asset Allocation Portfolios
Effective January 1, 2022, Brent G. Schutte and Garrett D. Aird will join James Fleming and Rodney Schmucker as co-portfolio managers of the Balanced Portfolio and Asset Allocation Portfolio (the “Portfolios”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table beginning on page B-98 is amended to add Mr. Schutte’s and Mr. Aird’s information below as of December 1, 2021:
Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brent G. Schutte	Balanced Portfolio Asset Allocation Portfolio	No other registered investment vehicles.	No other pooled investment vehicles.	No other accounts. (See below)

Garrett D. Aird	Balanced Portfolio Asset Allocation Portfolio	No other registered investment vehicles.	No other pooled investment vehicles.	No other accounts. (See below)
Mr. Schutte, in his capacity as Chief Investment Officer for Northwestern Mutual Wealth Management Company (“NMWMC”) and Mr. Aird, in his capacity as Vice President – Investment Management & Research of NMWMC, both oversee and manage the investment advisory programs offered by NMWMC and distributed by the contracted field representatives of NMWMC to their retail clients. These programs have, in the aggregate as of December 1, 2021, approximately $87 billion in assets under management representing over 365,000 individual client accounts. The investment advisory programs include, principally, a mutual fund advisory wrap program comprised of modeled combinations of eligible mutual fund and exchange-traded fund securities, and a rep-as-portfolio manager type advisory program which provides for allocation-based portfolio solutions utilizing eligible mutual funds, exchange-traded funds and individual securities. Mr. Schutte and Mr. Aird have responsibilities that vary across each of the advisory programs, but include duties related to investment selection, portfolio construction, performance and risk attribution analysis, and overall investment strategy. Investment decisions and strategies pursued across the NMWMC advisory programs may differ from the decisions and strategies implemented by Mr. Schutte and Mr. Aird in their capacity as portfolio managers of the Balanced and Asset Allocation Portfolios.
As of December 1, 2021, Mr. Schutte and Mr. Aird do not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Portfolios.
Fee Update – Government Money Market Portfolio
The SAI is amended by replacing the third sentence of the paragraph relating to BlackRock Advisors, LLC (“BlackRock”) that appears on page B-65 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:
“Effective December 3, 2021, for the services provided for the Government Money Market Portfolio, Mason Street Advisors pays BlackRock a fee at the annual rate of 0.06% of the Portfolio’s net assets on the first $500 million, reduced to 0.04% on the next $500 million and 0.03% on assets over $1 billion.”

Fee Update – Short-Term Bond Portfolio
The SAI is amended by replacing the seventh, eighth and ninth sentences of the paragraph relating to T. Rowe Price Associates, Inc. (“T. Rowe Price”) that appears on page B-67 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:
“Effective January 1, 2022, for the services provided for the Short-Term Bond Portfolio, Mason Street Advisors pays T. Rowe Price 0.18% on the first $50 million of the Portfolio’s assets, reduced to 0.15% on the next $50 million. The sub-advisory fee is reset to 0.15% of the Portfolio’s average net assets at $100 million, reset to 0.125% at $250 million and rest at 0.115% at $500 million. The sub-advisory fee is 0.10% on assets in excess of $500 million, and is reset to 0.10% at $1 billion in assets.”
Appendix B- Director and Officers Updates
To reflect updates to the Fund’s Officers and Directors effective December 2, 2021 (except where otherwise noted), the “Appendix B – Directors and Officers” table beginning on page B-90 is replaced with the following:
Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Interested Director
Ronald P. Joelson c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1958	Chairman of the Board	2015	Since January 1, 2021, Executive Vice President of The Northwestern Mutual Life Insurance Company. From 2012 through 2020, Executive Vice President and Chief Investment Officer of The Northwestern Mutual Life Insurance Company. Prior thereto, Chief Investment Officer of Genworth Financial from 2009-2012.	27	None
Independent Directors
Miriam M. Allison* c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1947 *Ms. Allison’s term as Director will end as of December 31, 2021.	Director	2006	Rancher since 2004. From 2001 to 2005, Chairman of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.), a provider of administration, recordkeeping and marketing services to investment companies.	27	Director of Wasatch Funds Trust. (18 portfolios)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Christy L. Brown c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1965	Director	2012	Since October 2012, Chief Executive Officer, Girl Scouts of Wisconsin Southeast. From 2007 to 2012, Vice Chancellor, Finance and Administrative Affairs, University of Wisconsin, Milwaukee.	27	None
William J. Gerber c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1958	Director	2017	Retired. From 2006 to 2015, Chief Financial Officer, and from 2007 to 2015, Executive Vice President, of TD Ameritrade Holdings Corporation.	27	Director of Ballantyne Strong, Inc., a developer of technology solutions for digital applications (2015 to present)
Gail L. Hanson c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1955	Director	2012	Retired. From February 2011 to April 2018, Chief Financial Officer, Aurora Health Care. Prior thereto, Deputy Executive Director, State of Wisconsin Investment Board.	27	Director of Artisan Partner Funds (16 portfolios)
Robert H. Huffman III c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1959	Director	2007	Since 2015, CEO of RVP Management, LLC, a registered investment adviser.	27	None

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
David Ribbens c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1961	Director	2017	Since March of 2018, Member and Partner of DOMO Capital Management, LLC, a Wisconsin registered investment adviser. Founder and President of Distribution Team Alpha LLC, founded in 2016. From 2015 to 2016, President, Managing Partner, and Director of Heartland Advisors, Inc. From 2008 to 2015, Executive Vice President and Head of Distribution, Managing Partner, and Director of Heartland Advisors, Inc.	27	None
Donald M. Ullmann c/o Northwestern Mutual Series Fund, Inc. Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1957	Director	2017	Since 2015, Principal of DMU Financial Consulting, LLC. From 2013 to 2015, Managing Director, Head of Product Development, Fixed Income at Guggenheim Securities. From 2012 to 2013, Executive Managing Director, Co- head, MBS and Rates Division at Gleacher & Co. From 2009 to 2011, Executive Vice President, Head of Fixed Income Trading and Co-Head of Fixed Income Sales at Keefe, Bruyette and Woods, Inc.	27	None
Officers
Ronald P. Joelson 720 East Wisconsin Ave. Milwaukee, WI 53202 1958	President	2021
Since January 1, 2021,
Executive Vice President of The
Northwestern Mutual Life
Insurance Company. From 2012
through 2020, Executive Vice
President and Chief Investment
Officer of The Northwestern
Mutual Life Insurance
Company.
				N/A	N/A

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Todd M. Jones 720 East Wisconsin Ave. Milwaukee, WI 53202 1968	Vice President, Chief Financial Officer and Treasurer	2015	Since April 2015, Vice President and Controller of Northwestern Mutual.	N/A	N/A
Brent G. Schutte* 720 East Wisconsin Ave. Milwaukee, WI 53202 1973 *This appointment is effective January 1, 2022	Vice President - Investments	2022	Since 2015, Chief Investment Officer of Northwestern Mutual Wealth Management Company.	N/A	N/A
Garrett D. Aird* 720 East Wisconsin Ave. Milwaukee, WI 53202 1978 *This appointment is effective January 1, 2022.	Vice President - Investments	2022
Since November 2021, Vice
President – Investment
Management & Research of
Northwestern Mutual Wealth
Management Company
(NMWMC). From 2017 to
November 2021, Senior Director
– Research at NMWMC. Prior
thereto, Assistant Director –
Investments at NMWMC.
				N/A	N/A
James E. Fleming 720 East Wisconsin Ave. Milwaukee, WI 53202 1975	Vice President - Investments	2020	Since 2015, Vice President of Mason Street Advisors.	N/A	N/A
Rodney A. Schmucker 720 East Wisconsin Ave. Milwaukee, WI 53202 1966	Vice President - Investments	2020	Since 2015, Vice President of Mason Street Advisors.	N/A	N/A

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Michael J. Conmey 720 East Wisconsin Ave. Milwaukee, WI 53202 1980	Chief Compliance Officer	2020
Vice President – Managed
Investments Compliance of
Northwestern Mutual and Chief
Compliance Officer of Mason
Street Advisors and
Northwestern Mutual
Investment Management
Company since June 2020.
Assistant General Counsel and
Assistant Secretary of
Northwestern Mutual from 2011
to 2020.
				N/A	N/A
Lesli H. McLinden 720 East Wisconsin Ave. Milwaukee, WI 53202 1962	Secretary	2014	Assistant General Counsel and Assistant Secretary of Northwestern Mutual since 2007. Secretary of Mason Street Advisors from 2015 to 2017 and Assistant Secretary since 2017.	N/A	N/A
Phil J. Rinzel 720 East Wisconsin Ave. Milwaukee, WI 53202 1979	Controller and Chief Accounting Officer	2021	Since 2016, Senior Director – Investment Accounting of Northwestern Mutual.	N/A	N/A
_________________________

1 Each director (whenever elected) shall hold office until the next annual meeting of shareholders and until his or her successor is elected and qualifies or until his or her earlier death, resignation or removal. A director shall retire at the end of the calendar year in which the first of the two events occurs: (i) he or she attains the age of seventy-three (73), or (ii) he or she has served a term or successive terms totaling fifteen (15) years, commencing on the date of his or her election or appointment to the Board. Each officer holds office until their successor shall have been duly elected or until their prior death, resignation or removal.

2 This column includes only directorships of companies required to report to the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934, as amended (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.
Mr. Joelson is an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act, because he is an Executive Vice President of The Northwestern Mutual Life Insurance Company, the parent corporation of Mason Street Advisors, LLC, the Fund’s investment adviser.”
Please retain this Supplement for future reference.